Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Financial assets
Trade receivables	R 851	R 703
Interest and other receivables	111	88
Employee receivables	17	13
Non-financial assets
Prepayments	131	79
Value added tax and general sales tax	505	425
Income and mining taxes	37	0
Total trade and other receivables	1,652	1,308
Loss allowance
Financial assets
Trade receivables	(179)	(135)
Trade receivables (metals) | Gross
Financial assets
Trade receivables	738	623
Other trade receivables | Gross
Financial assets
Trade receivables	R 292	R 215